Consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash assets	$ 25,059	$ 35,715
Receivables	192	324
Prepayments	16	19
Total current assets	25,267	36,058
Non-current assets
Receivables	289	276
Plant and equipment	289	406
Right of use asset	334	71
Exploration and evaluation expenditure	203,110	187,664
Other	4,252	0
Total non-current assets	208,274	188,417
Total assets	233,541	224,475
Current liabilities
Payables	2,408	4,543
Lease liabilities	106	41
Provisions	462	428
Borrowings	0	1,200
Total current liabilities	2,976	6,212
Non-current liabilities
Lease liabilities - non-current	267	42
Total Non-current liabilities	267	42
Total liabilities	3,243	6,254
Net assets	230,298	218,221
Equity
Contributed equity	302,651	281,671
Reserves	(2,447)	(3,098)
Accumulated losses	(69,906)	(60,352)
Total equity	$ 230,298	$ 218,221